Schedule of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax losses carried forward	$ 8,193,135	$ 8,266,115
Equipment	(82,885)	(65,050)
Accrued expenses	419,001	296,576
Others	82,657	54,560
Total deferred tax assets	8,611,908	8,552,201
Valuation allowance	(8,269,086)	(7,887,313)
Total deferred tax assets	342,822	664,888
Intangible assets	(876,875)	(1,184,987)
Others	(37)	(61,773)
Total deferred tax liabilities	(876,912)	(1,246,760)
Net deferred tax liabilities	$ (534,090)	(581,872)
Seamless Group Inc [Member]
Tax losses carried forward		8,266,115	$ 7,526,178
Equipment		(65,050)	(90,113)
Accrued expenses		296,576	354,988
Others		54,560	39,290
Total deferred tax assets		8,552,201	7,830,343
Valuation allowance		(7,887,313)	(7,061,726)
Total deferred tax assets		664,888	768,617
Fixed assets
Intangible assets		(1,184,987)	(1,554,721)
Others		61,773	61,622
Total deferred tax liabilities		(1,246,760)	(1,616,343)
Net deferred tax liabilities		$ (581,872)	$ (847,727)